Equity Incentive Plan - Summary of Option Activity (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Stock Options
Options outstanding - January 1, 2022 (in shares) | shares	675
Granted (in shares) | shares	1,456,696
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Options outstanding - June 30, 2022 (in shares) | shares	1,457,371
Vested and expected to vest - June 30, 2022 (in shares) | shares	1,457,371
Exercisable - June 30, 2022 (in shares) | shares	215,675
Weighted- Average Exercise Price
Weighted average exercise price, options outstanding - January 1, 2022 (in USD per share) | $ / shares	$ 565.76
Weighted average exercise price, granted (in USD per share) | $ / shares	1.37
Weighted average exercise price, exercised (in USD per share) | $ / shares	0
Weighted average exercise price, forfeited (in USD per share) | $ / shares	0
Weighted average exercise price, options outstanding - June 20, 2022 (in USD per share) | $ / shares	1.63
Weighted average exercise price, vested and expected to vest - June 30, 2022 (in USD per share) | $ / shares	1.63
Weighted average exercise period, exercisable - June 30, 2022 (in USD per share) | $ / shares	$ 3.25
Weighted- Average Remaining Contractual Term (years)
Weighted average remaining contractual term, options outstanding - June 30, 2022 (in years)	5 years 10 months 24 days
Weighted average remaining contractual term, vested and expected to vest - June 30, 2022 (in years)	5 years 10 months 24 days
Weighted average remaining contractual term, exercisable - June 30, 2022 (in years)	5 years 9 months 18 days